Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 3,079,378	$ (3,432,589)	$ 2,714,898
Adjustments to reconcile net income(loss) to net cash provided by (used in) operating activities:
Share-based compensation	4,004,080	7,016,089
Depreciation and amortization	593,173	403,700	206,169
Deferred tax expenses (benefits)	172,740	100,109	(208,051)
Remeasurement loss of the previously held equity interest		19,682
Gain on disposal of a long-term investment	(433,490)
Share of (income) loss in equity investees, net of tax	(207,363)	145,329	8,684
Gain on disposal of subsidiaries		(57,588)
Provision (reversal of) for doubtful accounts	231,133	(70,893)	96,904
Loss from disposal of property and equipment	633	9,689	1,957
Changes in assets and liabilities:
Accounts receivable	(6,603,589)	(3,055,040)	(9,753,685)
Prepayment, deposits and other assets	206,054	(37,026)	(613,277)
Prepaid income tax	615,010	(442,498)	(33,225)
Accounts payable and other current liabilities	146,362	(842,910)	592,477
Contract liabilities	69,278
Tax payables	408,007	102,408	251,627
Deferred subsidies	(109,250)	(27,138)	11,945
Deferred revenue		(69,241)	102,077
Salaries and benefits payable	3,564,029	639,024	1,848,890
Unrecognized tax benefits	194,939
Net cash provided by (used in) operating activities	5,931,124	401,107	(4,772,610)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(167,701)	(499,554)	(231,226)
Acquisition of intangible assets	(63,855)
Payments for business acquisitions	(2,031,563)	(487,061)	(107,654)
Cash acquired from acquisitions	474,653	85,999
Acquisition of long-term investments	(143,299)	(1,093,274)	(153,792)
Disposition of a long-term investment	995,605
Disposition of subsidiaries		(65,242)
Maturities (purchases) of short-term investments	1,109,389	(1,803,228)
Repayments from a related party	177,787	820,982
Loans provided to a related party	(177,787)	(820,982)
Net cash provided by (used in) investing activities	173,229	(3,862,360)	(492,672)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	3,821,602	3,641,661	5,659,536
Repayments of short-term bank loans	(3,896,240)	(3,918,427)	(3,060,456)
Capital contributions from IPO and over-allotment, net		1,472,592	11,022,111
Escrow receivable	200,000		(200,000)
Due from underwriters on the over-allotment			(1,472,592)
Cash paid for issuance cost of IPO			(283,092)
Purchase of non-controlling interests		(582,440)
Amounts due from related parties			(12,941)
Amounts due to related parties		(146,604)	(936,338)
Dividend paid			(612,988)
Net cash provided by financing activities	125,362	466,782	10,103,240
Effect of exchange rate changes on cash	(178,930)	(147,080)	90,360
Net increase (decrease) in cash	6,050,785	(3,141,551)	4,928,318
Cash and cash equivalents, at the beginning of the year	6,601,335	9,742,886	4,814,568
Cash, cash equivalents at the end of the year	12,652,120	6,601,335	9,742,886
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	1,169,717	768,956	325,609
Interest paid	89,503	69,602	74,754
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Payable for business acquisition and purchase of non-controlling interests			584,040
Payable for a long-term investment			151,539
Capital contribution from non-controlling shareholders			70
Prepaid for issuance costs of IPO in the previous year			$ 79,833